Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	Velti plc
Entity Central Index Key	0001490412
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Document Type	20-F
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding	65,622,141
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes